Cash and due from banks at amortized cost (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Due from banks at amortized cost [Abstract]
Cash and Due from banks at amortized cost
(a)	Cash and due from banks at amortized cost as of December 31, 2023 and 2024 are as follows:

	2023		2024
Cash	~~W~~	2,173,550	2,296,962

		2,173,550	2,296,962

Deposits denominated in Korean won:
Reserve deposits		10,909,697	11,594,266
Time deposits		1,450,123	2,198,645
Certificate of deposit		14,446	—
Other		3,042,525	3,365,689

		15,416,791	17,158,600

Deposits denominated in foreign currency:
Deposits		12,117,199	14,934,942
Time deposits		3,000,279	3,956,971
Other		1,942,571	2,199,579

		17,060,049	21,091,492

Allowance for credit losses		(21,139)	(21,342)

	~~W~~	34,629,251	40,525,712

Restricted due from banks at amortized cost
(b)	Restricted due from banks in accordance with Related Regulation or Acts as of December 31, 2023 and 2024 are as follows:

	2023		2024	Related Regulations or Acts
Deposits denominated in Korean won:
Reserve deposits	~~W~~	10,909,697	11,594,266	Article 55 of the Bank of Korea Act
Other		1,633,297	1,978,415	Article 74 of the Capital Markets and Financial Investment Business Act, etc.

		12,542,994	13,572,681

Deposits denominated in foreign currency		7,148,169	11,046,189	Articles of the Bank of Korea Act, New York State Banking Act, derivatives related, etc.

	~~W~~	19,691,163	24,618,870